Financial risk management objectives and policies - Analysis of Future Anticipated Cash Flows Related to Debt (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Bank overdrafts	£ (171)	£ (358)
Effect of discounting/financing rates, bank overdrafts	0	0
Bank overdrafts	(171)	(358)	£ (506)
Bonds	(5,161)	(5,281)
Effect of discounting/financing rates, bonds	1,004	918
Bonds	(4,157)	(4,363)
Gross lease liabilities	(2,692)	(2,772)
Effect of discounting/financing rates, lease liabilities	672	618
Lease liability at end of year	(2,020)	(2,154)	£ (2,210)
Borrowings and leases	(8,024)	(8,411)
Effect of discounting/financing rates, borrowings	1,676	1,536
Total borrowings	(6,348)	(6,875)
Trade payables and other financial liabilities	(12,298)	(12,593)
Effect of discounting/financing rates, Trade payables and other financial liabilities	26	52
Trade payables and other financial liabilities	(12,272)	(12,541)
Total non-derivative financial instruments	(20,322)	(21,004)
Effect of discounting/financing rates, Total non-derivative financial instruments	1,702	1,588
Total non-derivative financial instruments	(18,620)	(19,416)
Total derivative financial instruments	(186)	24
Effect of discounting/financing rates, Total derivative financial instruments	134	7
Total derivative financial instruments	(52)	31
Financial liabilities, undiscounted cash flows	(20,508)	(20,980)
Effect of discounting/financing rates	1,836	1,595
Total	(18,672)	(19,385)
Deferred income and customer advances	(1,160)	(1,319)
Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Bank overdrafts	(171)	(358)
Bonds	(536)	(711)
Gross lease liabilities	(353)	(406)
Borrowings and leases	(1,060)	(1,475)
Trade payables and other financial liabilities	(12,130)	(12,335)
Total non-derivative financial instruments	(13,190)	(13,810)
Total derivative financial instruments	(52)	(26)
Financial liabilities, undiscounted cash flows	(13,242)	(13,836)
Between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Bank overdrafts	0	0
Bonds	(736)	(535)
Gross lease liabilities	(307)	(327)
Borrowings and leases	(1,043)	(862)
Trade payables and other financial liabilities	(76)	(84)
Total non-derivative financial instruments	(1,119)	(946)
Total derivative financial instruments	(20)	(8)
Financial liabilities, undiscounted cash flows	(1,139)	(954)
Between two and three years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Bank overdrafts	0	0
Bonds	(723)	(746)
Gross lease liabilities	(281)	(282)
Borrowings and leases	(1,004)	(1,028)
Trade payables and other financial liabilities	(45)	(131)
Total non-derivative financial instruments	(1,049)	(1,159)
Total derivative financial instruments	(18)	(5)
Financial liabilities, undiscounted cash flows	(1,067)	(1,164)
Between three and four years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Bank overdrafts	0	0
Bonds	(542)	(726)
Gross lease liabilities	(256)	(261)
Borrowings and leases	(798)	(987)
Trade payables and other financial liabilities	(25)	(13)
Total non-derivative financial instruments	(823)	(1,000)
Total derivative financial instruments	(26)	(5)
Financial liabilities, undiscounted cash flows	(849)	(1,005)
Between four and five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Bank overdrafts	0	0
Bonds	(359)	(704)
Gross lease liabilities	(235)	(231)
Borrowings and leases	(594)	(935)
Trade payables and other financial liabilities	(13)	(10)
Total non-derivative financial instruments	(607)	(945)
Total derivative financial instruments	(24)	68
Financial liabilities, undiscounted cash flows	(631)	(877)
Over five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Bank overdrafts	0	0
Bonds	(2,265)	(1,859)
Gross lease liabilities	(1,260)	(1,265)
Borrowings and leases	(3,525)	(3,124)
Trade payables and other financial liabilities	(9)	(20)
Total non-derivative financial instruments	(3,534)	(3,144)
Total derivative financial instruments	(46)	0
Financial liabilities, undiscounted cash flows	(3,580)	(3,144)
Trade and other receivable
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	3,032	2,299
Effect of discounting/financing rates, Total derivative financial instruments	0	0
Total derivative financial instruments	0	0
Trade and other receivable | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	1,244	992
Trade and other receivable | Between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	99	495
Trade and other receivable | Between two and three years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	62	47
Trade and other receivable | Between three and four years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	516	47
Trade and other receivable | Between four and five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	632	718
Trade and other receivable | Over five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	479	0
Trade and other payable
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	(3,218)	(2,275)
Effect of discounting/financing rates, Total derivative financial instruments	0	0
Total derivative financial instruments	0	0
Trade and other payable | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	(1,296)	(1,018)
Trade and other payable | Between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	(119)	(503)
Trade and other payable | Between two and three years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	(80)	(52)
Trade and other payable | Between three and four years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	(542)	(52)
Trade and other payable | Between four and five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	(656)	(650)
Trade and other payable | Over five years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Total derivative financial instruments	£ (525)	£ 0